Investment and Fair Value Measurement (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investment and Fair Value Measurement [Line Items]
Fair value measured on a recurring basis
Equity method investment amounted		77,200
Impairment value	(1,000,000)	(77,200)	$ (520,821)
Non-marketable investments	$ 2,600,000
Voting rights description	Each Class A share of Libra is entitled to 1 vote while each Class B share of Libra is entitled to 10 votes.
Ownership interest	97.27%
Temporary impairment		77,200
Series of Individually Immaterial Business Acquisitions [Member]
Investment and Fair Value Measurement [Line Items]
Voting interest	31.51%
Related Party [Member]
Investment and Fair Value Measurement [Line Items]
Convertible note issued		$ 15,100,000
Libra [Member]
Investment and Fair Value Measurement [Line Items]
Ownership interest	97.27%
Libra [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Investment and Fair Value Measurement [Line Items]
Voting interest	31.51%